Notes to the Profit or Loss Statement - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of personnel expense [line items]
Employee benefits expense	€ 171,291	€ 155,498	€ 173,677
Wages and Salaries
Disclosure of personnel expense [line items]
Employee benefits expense	128,554	136,673	158,094
Social Security Contributions
Disclosure of personnel expense [line items]
Employee benefits expense	13,722	12,778	11,191
Share-based Payment Expense
Disclosure of personnel expense [line items]
Employee benefits expense	27,439	3,681	2,585
Other
Disclosure of personnel expense [line items]
Employee benefits expense	€ 1,577	€ 2,366	€ 1,807